SCHEDULE OF FAIR VALUE CONSIDERATION TRANSFERRED (Details) - Sep. 22, 2025	USD ($)	CNY (¥)
Business Combination [Line Items]
Present value of deferred consideration - Phase 1 (RMB 1,118,340, undiscounted, due December 31, 2026, 14 months from the acquisition date) | ¥		¥ 1,118,340
Present value of deferred consideration - Phase 2 (RMB 1,118,340, undiscounted, due December 31, 2027, 26 months from the acquisition date) | ¥		¥ 1,118,340
Fair value of total consideration	$ 721,215
Celnet Technology Co., Ltd. (“Celnet BJ”) [Member]
Business Combination [Line Items]
Cash paid near closing (September 25 & November 11, 2025)	422,654
Present value of deferred consideration - Phase 1 (RMB 1,118,340, undiscounted, due December 31, 2026, 14 months from the acquisition date)	151,703
Present value of deferred consideration - Phase 2 (RMB 1,118,340, undiscounted, due December 31, 2027, 26 months from the acquisition date)	146,858
Fair value of total consideration	$ 721,215